Note 14 - Share Capital - Common Shares Outstanding (Details) - shares	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Balance, beginning of year (in shares)	76,773,497	75,875,000	75,761,000
Stock options and share units exercised (in shares)	46,000	141,000	114,000
Acquisitions (Note 3) (in shares)	46,000	757,000
Balance, end of year (in shares)	76,864,866	76,773,497	75,875,000